Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Sep. 30, 2019
Due to related party	$ 3,846	$ 3,846		$ 3,846
Accrued expense	0	6,000		12,000
Robert Bubeck [Member] | Former CEO [Member]
Payment of accrued expenses on behalf of the Company	13,500	3,370
Due to related party	$ 3,846	3,846
Robert Bubeck [Member] | CEO [Member]
Payment of accrued expenses on behalf of the Company		3,370	$ 3,846
Due to related party		3,846		$ 3,846
Accrued expense		$ 3,370